Note 5 - Balance Sheet Components (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Depreciation	$ 17,000	$ 28,000	$ 110,000	$ 105,000